Interest-Bearing Borrowings (Details) - Schedule of Repurchase the Financial Assets at the Transaction’s Maturity - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Gross obligations under repurchase agreements	¥ 686,581,454	¥ 112,642,010
Funds obtained from financial institution [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Term	Within 2 years
Gross obligations under repurchase agreements	¥ 681,556,262	111,593,865
Interest payable financial institution [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Gross obligations under repurchase agreements	¥ 5,025,192	¥ 1,048,145
Minimum [Member] | Funds obtained from financial institution [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Fixed interest rate per annum	10.00%
Maximum [Member] | Funds obtained from financial institution [Member]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity [Abstract]
Fixed interest rate per annum	13.80%